5. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid expenses and other current assets
VAT return Q4 2013/ 2012		$ 40,232	$ 23,944
Guarantee			5,684
Revenues to be invoiced		9,273
Interest loan January 2014		1,090
Other prepaid expenses		1,747	2,318
Sharpe - prepaid advisory costs		7,144	237
Prepaid expenses and other current assets	$ 66,355	$ 59,486	$ 32,183